Long-term investment	12 Months Ended
Dec. 31, 2018
Long-term investment
Long-term investment

11. Long-term investment

	As of
	December 31,
	2017	2018
	RMB	RMB
Equity investments	—	29,348

The long-term investments were included in “Other non-current assets” as presented on the Group’s consolidated balance sheets.

As of December 31, 2018, the Group’s long-term investments primarily included two equity investments in privately-held companies. In 2018, the Group invested in preferred shares of Firestorm Holdings Limited (“Firestorm”) with a consideration of cash in US$2,137 (RMB14,667). Firestorm operates an open platform in Indonesia for discovery and recommendation of financial products. The Group invested in preferred shares of Conflux Global (“Conflux”) with a consideration of cash in US$2,000 (RMB13,726). Conflux is a decentralized applications blockchain solution provider. These preferred shares invested are not considered in-substance ordinary shares and do not have readily determinable fair value, which are accounted for using the measurement alternative method. No adjustments for the fair value were made as no orderly transactions for the identical or similar investment of the same issuer were identified during the year ended December 31, 2018. No impairment provisions were made for the year ended December 31, 2018.